Investment Strategy - Yorkville America Space Index ETF	Oct. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in the equity securities and other investments that provide exposure to the issuers comprising the YA MarketVector™ Space Ecosystem Index (the "Underlying Index"). The Fund employs a passive investment strategy designed to track, before fees and expenses, the performance of the Underlying Index. Unlike an actively managed fund, the Adviser does not seek to outperform the Underlying Index or take defensive positions during periods of market volatility. Instead, the Fund seeks to replicate the investment performance of the Underlying Index as closely as practicable.
Information Regarding the Underlying Index

The YA MarketVector™ Space Ecosystem Index (the "Underlying Index") is a rules-based equity index designed to measure the performance of companies whose principal business activities are associated with the global space economy. The Underlying Index is based on the premise that continued investment in commercial space exploration, satellite communications, launch systems, earth observation technologies, space data services and related infrastructure is creating long-term investment opportunities across multiple industries. Accordingly, the Underlying Index seeks to identify companies whose principal business activities are aligned with these long-term secular trends through the application of objective eligibility criteria established under the Index methodology. The Underlying Index employs a thematic classification methodology that identifies companies with significant exposure to the space economy based on revenue derived from eligible business activities or demonstrated leadership in space-related innovation, as measured by patent activity. The Underlying Index includes companies engaged in commercial space exploration (including design of commercial spacecrafts, space tourism, scientific research, or delivery of equipment or cargo to space), rockets and propulsion systems, satellite equipment and communications technologies, earth observation, navigation and space data services, as well as companies recognized as leaders in space-related innovation through their patent portfolios (collectively, "Space-Related Products or Services"). Rather than focusing on a single industry, the Underlying Index seeks to capture companies that develop, manufacture, launch, operate or otherwise support technologies and services that enable the continued expansion of the global space ecosystem.

To be eligible for inclusion, a company generally must derive at least 50% of its revenue (25% for current components) from one or more Space-Related Products or Services. Alternatively, companies may qualify as Space Patent Leaders based on their leadership in space-related innovation through patent activity related to Qualifying Space Activities (as defined below). To qualify as a Space Patent Leader, a a company must either: (i) have a Space Specialization Score of greater than 5%, or (ii) hold at least two world-class patents related to Qualifying Space Activities and have a Space Specialization Score of greater than 0.50%. The Space Specialization Score measures the proportion of a company's patents in the focus technology in relation to the company's total patents (as of the 15th day of the month prior to review). Qualifying Space Activities includes any of three categories, Reaching Orbit, Space Backbone, and Next Frontier.

•Reaching Orbit- Covers the upstream, hardware-heavy foundation of the space economy, including launch and propulsion systems, spacecraft and satellite platforms, critical subsystems, and onboard power generation and storage.
•Space Backbone- Covers the cross-cutting technologies that enable and protect space missions, including advanced materials, thermal and radiation protection, cryogenics, and space situational awareness and debris management
•Next Frontier- Covers the frontier-stage cislunar economy, including off-Earth resource extraction, in-situ resource utilization, and the transport and surface infrastructure supporting activity beyond Earth orbit.

Companies whose primary business activities are in the oil and gas industry or automobile manufacturing are excluded from the Underlying Index, as are limited partnerships. Patent data used in the Index methodology is provided by EconSight.

Companies included in the Underlying Index must be listed on eligible developed or emerging market securities exchanges, subject to exclusions for certain markets deemed difficult to access. Eligible companies also must satisfy specified investability requirements, for companies currently included in the Underlying Index, this includes minimum free float (of at least 5%), market capitalization (exceeding $75 million), a 3-month average daily trading volume of at least $200,000 at the current quarter end and the previous two quarters, and either a 3-month average daily trading volume of at least $600,000 at the current quarter or at one of the previous two quarters, or at least $200,000 shares traded per month over the last six months at the current quarter or at one of the previous two quarters. For newly eligible constituents, companies generally must have a minimum free float of 10%, a full market capitalization of at least $150 million, an average daily trading value of at least $1 million over the preceding three consecutive quarters and an average monthly trading volume of at least 250,000 shares over the preceding three consecutive quarters. Existing constituents are subject to somewhat lower investability thresholds in order to reduce unnecessary index turnover. The Underlying Index is expected to consist of approximately 60 constituents.
The Underlying Index utilizes an equal weighting methodology. Each constituent is assigned an equal weight at each quarterly rebalance. The Underlying Index is reviewed, reconstituted and rebalanced quarterly.

The YA MarketVector™ Space Ecosystem Index is sponsored by MarketVector (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund, Yorkville America Equities, LLC, the investment adviser for the Fund (the "Adviser") and Tidal Investments, LLC, the sub-adviser for the Fund. The Index Provider maintains and publishes, or designates a third-party calculation agent to publish, information regarding the market value of the YA MarketVector™ Space Ecosystem Index. Neither the Adviser nor its affiliates have any ability to select YA MarketVector™ Space Ecosystem Index constituents or change the YA MarketVector™ Space Ecosystem Index methodology.

Implementation of the Fund's Investment Process

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and other investments that provide exposure to the issuers comprising the Underlying Index. The Fund's 80% investment policy may be changed only upon at least sixty (60) days' prior written notice to shareholders.

The Fund generally employs a replication strategy, meaning that it will invest in substantially all of the securities comprising the Underlying Index in approximately the same weightings as the Underlying Index. However, under certain circumstances, including when securities become temporarily unavailable, are difficult to purchase, or when the Adviser believes doing so will improve the Fund's ability to track the Underlying Index, the Fund may utilize representative sampling. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively have investment characteristics similar to those of the Underlying Index.

The Fund's holdings will include cash or cash-equivalent positions, short-term U.S. Government securities, or other collateral or liquidity instruments to support the implementation of derivative positions and to facilitate portfolio management, cash management, or the creation and redemption process.

The Fund is non-diversified under the Investment Company Act of 1940, as amended, and is expected to concentrate its investments in one or more industries to approximately the same extent as the Underlying Index from time to time concentrates its investments.

The Fund's Portfolio Composition

The Fund seeks to gain exposure to the companies included in the Underlying Index primarily through investments in the equity securities comprising the Underlying Index. The Fund may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), exchange-traded products ("ETPs"), including exchange-traded funds ("ETFs"), and other investment companies that provide exposure to one or more Underlying Index constituents or substantially similar investments when the Adviser believes such investments will improve the Fund's ability to track the performance of the Underlying Index or facilitate efficient portfolio management.

The Fund may invest in derivative instruments, including futures contracts, options, swap agreements and other instruments that provide exposure to one or more Underlying Index constituents or to the Underlying Index itself, when the Adviser believes such investments will improve the Fund's ability to track the performance of the Underlying Index, facilitate cash management, manage portfolio transitions or otherwise support efficient portfolio management.

The Fund's holdings may include cash or cash-equivalent positions, short-term U.S. Government securities and other collateral or liquidity instruments to support the implementation of derivative positions and to facilitate portfolio management, cash management and the creation and redemption process.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and other investments that provide exposure to the issuers comprising the Underlying Index. The Fund's 80% investment policy may be changed only upon at least sixty (60) days' prior written notice to shareholders.